UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
                                                  -----------------------

Check here if Amendment [ ]; Amendment Number:
                                                     -------------
This Amendment (Check only one.): [ ]is a restatement.
                                  [ ]adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
          ---------------------------------------
          666 Fifth Avenue
          ---------------------------------------
          37th Floor
          ---------------------------------------
          New York, NY 10103
          ---------------------------------------

Form 13F File Number:
28-                             12251
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
          ---------------------------------------
Title:    Managing Member
          ---------------------------------------
Phone:    (212) 808-7430
          ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III         New York, NY          August 16, 2010
-------------------------   ---------------------  -----------------------
    [Signature]                 [City, State]             [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        ----------------------

Form 13F Information Table Entry Total:          64
                                        ----------------------

Form 13F Information Table Value Total:          72,919
                                        ----------------------
                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number     Name

     1          28-06273                 Graham Partners, L.P.

                                Title of                                                 Investment       Other
               Name              Class           CUSIP    MarketValue    Qty    SH/PRN   Discretion      Managers       Shared
Actel Corp                        COM          004934105     1,090     85,000   SH   Shared-Defined           1          85,000
Analog Devices Inc                COM          032654105     1,713     61,500   SH   Shared-Defined           1          61,500
ATMI Inc                          COM          00207R101     1,171     80,000   SH   Shared-Defined           1          80,000
Cadence Design System Inc         COM          127387108       579    100,000   SH   Shared-Defined           1         100,000
Callidus Software Inc             COM          13123E500       658    201,700   SH   Shared-Defined           1         201,700
GROUPE CGI INC                    CL A SUB VTG 39945C109     2,990    200,800   SH   Shared-Defined           1         200,800
Check Point Software Tech LT      ORD          M22465104     1,032     35,000   SH   Shared-Defined           1          35,000
Cisco Sys Inc                     COM          17275R102     1,705     80,000   SH   Shared-Defined           1          80,000
Cogo Group Inc                    COM          192448108       967    155,000   SH   Shared-Defined           1         155,000
Comcast Corp NEW                  CL A SPL     20030N200     1,209     73,600   SH   Shared-Defined           1          73,600
CA INC                            COM          12673P105     2,806    152,500   SH   Shared-Defined           1         152,500
Corning Inc                       COM          219350105       703     43,500   SH   Shared-Defined           1          43,500
Crown Holdings Inc                COM          228368106       501     20,000   SH   Shared-Defined           1          20,000
Dell Inc                          COM          24702R101       241     20,000   SH   Shared-Defined           1          20,000
Digital Riv Inc                   COM          25388B104       598     25,000   SH   Shared-Defined           1          25,000
DivX Inc                          COM          255413106     1,495    195,200   SH   Shared-Defined           1         195,200
eBay Inc                          COM          278642103     1,079     55,000   SH   Shared-Defined           1          55,000
Eclipsys Corp                     COM          278856109       535     30,000   SH   Shared-Defined           1          30,000
Expedia Inc DEL                   COM          30212P105       751     40,000   SH   Shared-Defined           1          40,000
Extreme Networks Inc              COM          30226D106       405    150,000   SH   Shared-Defined           1         150,000
FirstEnergy Corp                  COM          337932107       881     25,000   SH   Shared-Defined           1          25,000
Fiserv Inc                        COM          337738108     1,598     35,000   SH   Shared-Defined           1          35,000
Intel Corp                        COM          458140100     1,828     94,000   SH   Shared-Defined           1          94,000
International Business Machs      COM          459200101     2,908     23,550   SH   Shared-Defined           1          23,550
International Flavors&Fragra      COM          459506101       848     20,000   SH   Shared-Defined           1          20,000
Lender Processing Svcs Inc        COM          52602E102       908     29,000   SH   Shared-Defined           1          29,000
Lowe's Cos Inc                    COM          548661107       572     28,000   SH   Shared-Defined           1          28,000
Mac-gray Corp                     COM          554153106     1,615    145,000   SH   Shared-Defined           1         145,000
Mastercard Inc                    CL A         57636Q104     2,195     11,000   SH   Shared-Defined           1          11,000
Maxim Integrated Prods Inc        COM          57772K101        84      5,000   SH   Shared-Defined           1           5,000
Microsoft Corp                    COM          594918104     1,841     80,000   SH   Shared-Defined           1          80,000
NBTY Inc                          COM          628782104     1,701     50,000   SH   Shared-Defined           1          50,000
Net Servicos De Comunicacao       SPONSD ADR   64109T201     1,033    110,000   SH   Shared-Defined           1         110,000
                                  NEW
Neutral Tandem Inc                COM          64128B108       268     23,858   SH   Shared-Defined           1          23,858
Nextera Energy Inc                COM          65339F101       887     18,200   SH   Shared-Defined           1          18,200
P C Connection                    COM          69318J100       800    132,000   SH   Shared-Defined           1         132,000
Pegasystems Inc                   COM          705573103       963     30,000   SH   Shared-Defined           1          30,000
Penn Millers Hldg Corp            COM          707561106       895     67,800   SH   Shared-Defined           1          67,800
Pfizer Inc                        COM          717081103     1,961    137,500   SH   Shared-Defined           1         137,500
Radvision Ltd                     ORD          M81869105       766    125,500   SH   Shared-Defined           1         125,500
Rent A Ctr Inc NEW                COM          76009N100     1,398     69,000   SH   Shared-Defined           1          69,000
S1 Corporation                    COM          78463B101     2,134    355,000   SH   Shared-Defined           1         355,000
SCANA Corp NEW                    COM          80589M102       894     25,000   SH   Shared-Defined           1          25,000
Seagate Technology                SHS          G7945J104       652     50,000   SH   Shared-Defined           1          50,000
Shoretel Inc                      COM          825211105        35      7,517   SH   Shared-Defined           1           7,517
SIRIUS SATELLITE RADIO INC        NOTE 3.25%   82966UAD5       259    269,000   SH   Shared-Defined           1         269,000
                                  10/1
Skechers USA Inc                  CL A         830566105       183      5,000   SH   Shared-Defined           1           5,000
Southern Co                       COM          842587107       899     27,000   SH   Shared-Defined           1          27,000
Spartech Corp                     COM NEW      847220209       974     95,000   SH   Shared-Defined           1          95,000
Spectra Energy Partners LP        COM          847560109       672     33,500   SH   Shared-Defined           1          33,500
Sport Supply Group Inc            COM          84916A104       992     73,733   SH   Shared-Defined           1          73,733
DEL
SYKES Enterprises Inc             COM          871237103       356     25,000   SH   Shared-Defined           1          25,000
Symantec Corp                     COM          871503108     2,193    158,000   SH   Shared-Defined           1         158,000
Symyx Technologies                COM          87155S108       725    144,634   SH   Shared-Defined           1         144,634
Technitrol Inc                    COM          878555101        12      3,882   SH   Shared-Defined           1           3,882
Tekelec                           COM          879101103     1,589    120,000   SH   Shared-Defined           1         120,000
Verisign Inc                      SDCV 3.250%  92343EAD4       994  1,100,000   SH   Shared-Defined           1       1,100,000
                                  8/1
Verizon Communications Inc        COM          92343V104     1,891     67,500   SH   Shared-Defined           1          67,500
Viacom Inc NEW                    CL A         92553P201     2,776     88,500   SH   Shared-Defined           1          88,500
Virtusa Corp                      COM          92827P102       711     76,200   SH   Shared-Defined           1          76,200
Visa Inc                          COM CL A     92826C839     1,167     16,500   SH   Shared-Defined           1          16,500
Vodafone Group PLC NEW            SPONS ADR    92857W209     1,447     70,000   SH   Shared-Defined           1          70,000
                                  NEW
WalMart Stores Inc                COM          931142103     2,115     44,000   SH   Shared-Defined           1          44,000
Westell Technologies Inc          CL A         957541105     1,073    683,231   SH   Shared-Defined           1         683,231